Earnings per share (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Diluted
Profit for the year of continuing operations attributable to equity holders of the parent	$ 5,278	$ 1,383	$ 8,635
Profit for the year of discontinued operations attributable to equity holders of the parent	9,725	1,647	338
Profit for the year per share attributable to equity holders of the parent	$ 15,003	$ 3,030	$ 8,973
Weighted average number of ordinary shares outstanding	579	579	579
Diluted earnings per share	$ 25.91	$ 5.23	$ 16.47